Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ (7,100)	$ (362)	$ 14,455	$ 14,880
Adjustments for:
Non-cash operating expenses	4,611	235	2,329	1,435
Depreciation	10,216	521	7,579	6,310
Amortization	1,441	73	1,087	834
(Loss) on disposal of long-lived assets	(128)	(7)	(22)	(217)
Write-off of long-lived assets	174	9	40	332
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	(60)	(3)	(147)	(155)
Interest income	(887)	(45)	(715)	(414)
Interest expense	4,649	237	4,388	3,718
Foreign exchange (gain) loss, net	(810)	(41)	1,792	1,459
Non-cash movements in post-employment and other non-current employee benefits obligations	500	25	580	68
Impairment of Venezuela	1,843	94
Deconsolidation of Venezuela	26,333	1,342
Consolidation of Philippines	(2,996)	(153)
Monetary position (gain) loss, net	(1,591)	(81)	(2,417)	33
Market value loss on financial instruments	4,073	207	2,817	3,096
(Increase) decrease:
Accounts receivable and other current assets	(3,530)	(180)	(2,727)	(1,010)
Other current financial assets	(1,903)	(97)	(3,552)	(2,849)
Inventories	(482)	(25)	(2,142)	(1,784)
Increase (decrease):
Suppliers and other accounts payable	3,718	189	11,199	3,329
Other liabilities	934	48	931	249
Employee benefits paid	(384)	(20)	(258)	(193)
Income taxes paid	(5,385)	(274)	(2,771)	(5,919)
Net cash flows from operating activities	33,236	1,692	32,446	23,202
Investing activities:
Acquisition and mergers, net of cash acquired (see Note 4)	4,038	206	(13,198)
Deconsolidation of Venezuela (see Note 3.3)	(170)	(9)
Interest received	887	45	715	414
Acquisitions of long-lived assets	(11,069)	(564)	(10,308)	(10,545)
Proceeds from the sale of long-lived assets	322	16	324	233
Acquisition of intangible assets	(3,753)	(191)	(2,385)	(956)
Other non-current assets	(258)	(13)		(72)
Dividends received from investments in associates and joint ventures (Note 9)	33	2	5	13
Investment in shares	(920)	(47)	(2,068)	(32)
Net cash flows from investing activities	(10,890)	(555)	(26,915)	(10,945)
Financing activities:
Proceeds from borrowings	12,488	636	8,040	1,907
Repayment of borrowings	(13,109)	(668)	(4,948)	(9,076)
Interest paid	(4,589)	(234)	(4,122)	(3,568)
Dividends paid	(6,992)	(356)	(7,013)	(6,416)
Other financing activities	(2,655)	(135)	(2,517)	8,586
Proceeds from issuing shares (see Note 4)	4,082	208
Increase in non-controlling interest			826
Net cash flows (used in) / from financing activities	(10,775)	(549)	(9,734)	(8,567)
Net increase (decrease) in cash and cash equivalents	11,571	588	(4,203)	3,690
Initial balance of cash and cash equivalents	10,476	534	15,989	12,958
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(3,280)	(166)	(1,310)	(659)
Ending balance of cash and cash equivalents	$ 18,767	$ 956	$ 10,476	$ 15,989